Company Financial Statements - Condensed Balance Sheets (Detail) ¥ in Thousands, $ in Thousands	Mar. 31, 2021 USD ($)	Mar. 31, 2021 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Mar. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Current assets
Cash and cash equivalents	$ 4,740,848	¥ 31,061,085	$ 4,458,223	¥ 29,209,388		¥ 1,946,931
Restricted cash	271,567	1,779,251	355,955	2,332,145		460,812
Short-term deposits	150,907	988,711	149,561	979,897		0
Prepayments and other current assets	272,908	1,788,035	244,711	1,603,286		1,083,307
Derivative assets	0	0	16,054	105,183		0
Total current assets	6,204,039	40,647,614	6,056,243	39,679,278		4,960,650
Non-current assets
Total non-current assets	995,622	6,523,115	767,345	5,027,501		4,290,715
Total assets	7,199,661	47,170,729	6,823,588	44,706,779		9,251,365
Current liabilities
Accurals and other liabilities	433,290	2,838,829	344,358	2,256,165		1,755,995
Derivative Liabilities	1,343	8,798		0
Total current liabilities	1,383,724	9,065,875	1,196,200	7,837,263		3,297,691
Non-current liabilities
Derivative liabilities			0	0		897,091
Total non-current liabilities	651,766	4,270,238	372,372	2,439,707		3,090,626
Total liabilities	2,035,490	13,336,113	1,568,572	10,276,970		6,388,317
MEZZANINE EQUITY
Total mezzanine equity		0	0	0		9,693,478
SHAREHOLDERS' (DEFICIT) EQUITY
Additional paid-in capital	7,108,395	46,572,785	7,094,617	46,482,512		0
Accumulated deficit	(1,848,192)	(12,108,984)	(1,728,139)	(11,322,423)		(6,824,503)
Accumulated other comprehensive loss	(96,048)	(629,289)	(111,478)	(730,381)		(5,948)
Total shareholders' (deficit) equity	5,164,171	33,834,616	5,255,016	34,429,809	¥ (7,779,534)	(6,830,430)	¥ (2,185,225)	¥ (39,800)
Total liabilities, mezzanine equity and shareholders' (deficit) equity	7,199,661	47,170,729	6,823,588	44,706,779		9,251,365
Series A Preferred Shares [Member]
MEZZANINE EQUITY
Convertible Redeemable Preferred Shares			0	0		597,559
Series A-1 Preferred Shares [Member]
MEZZANINE EQUITY
Convertible Redeemable Preferred Shares			0	0		559,654
Series A-2 Preferred Shares [Member]
MEZZANINE EQUITY
Convertible Redeemable Preferred Shares			0	0		121,257
Series B Preferred Shares [Member]
MEZZANINE EQUITY
Convertible Redeemable Preferred Shares			0	0		2,562,098
Series B-1 Preferred Shares [Member]
MEZZANINE EQUITY
Convertible Redeemable Preferred Shares			0	0		3,080,443
Series B-2 Preferred Shares [Member]
MEZZANINE EQUITY
Convertible Redeemable Preferred Shares			0	0		952,068
Series C Preferred Shares [Member]
MEZZANINE EQUITY
Convertible Redeemable Preferred Shares			0	0		1,820,399
Common Class A [Member]
SHAREHOLDERS' (DEFICIT) EQUITY
Common Stock, Value, Issued	10	66	10	63		2
Common Class B [Member]
SHAREHOLDERS' (DEFICIT) EQUITY
Common Stock, Value, Issued	4	26	4	26		19
Common Class C [Member]
SHAREHOLDERS' (DEFICIT) EQUITY
Common Stock, Value, Issued	2	12	2	12		0
Parent [Member]
Current assets
Cash and cash equivalents	3,442,360	22,553,656	3,779,204	24,760,588		269,169
Restricted cash	6,004	39,339	17,449	114,321
Short-term deposits	150,907	988,711	149,561	979,897
Prepayments and other current assets	2,552	16,720	1,974	12,931
Derivative assets			16,054	105,183
Total current assets	3,601,823	23,598,426	3,964,242	25,972,920		269,169
Non-current assets
Investments in subsidiaries and VIEs	1,565,818	10,258,924	1,292,974	8,471,310		3,490,970
Total non-current assets	1,565,818	10,258,924	1,292,974	8,471,310		3,490,970
Total assets	5,167,641	33,857,350	5,257,216	34,444,230		3,760,139
Current liabilities
Accurals and other liabilities	2,127	13,936	2,200	14,421
Derivative Liabilities	1,343	8,798
Total current liabilities	3,470	22,734	2,200	14,421
Non-current liabilities
Derivative liabilities						897,091
Total non-current liabilities						897,091
Total liabilities	3,470	22,734	2,200	14,421		897,091
MEZZANINE EQUITY
Total mezzanine equity						9,693,478
SHAREHOLDERS' (DEFICIT) EQUITY
Additional paid-in capital	7,108,395	46,572,785	7,094,617	46,482,512
Accumulated deficit	(1,848,192)	(12,108,984)	(1,728,139)	(11,322,423)		(6,824,503)
Accumulated other comprehensive loss	(96,048)	(629,289)	(111,478)	(730,381)		(5,948)
Total shareholders' (deficit) equity	5,164,171	33,834,616	5,255,016	34,429,809		(6,830,430)
Total liabilities, mezzanine equity and shareholders' (deficit) equity	5,167,641	33,857,350	5,257,216	34,444,230		3,760,139
Parent [Member] | Series A Preferred Shares [Member]
MEZZANINE EQUITY
Convertible Redeemable Preferred Shares						597,559
Parent [Member] | Series A-1 Preferred Shares [Member]
MEZZANINE EQUITY
Convertible Redeemable Preferred Shares						559,654
Parent [Member] | Series A-2 Preferred Shares [Member]
MEZZANINE EQUITY
Convertible Redeemable Preferred Shares						121,257
Parent [Member] | Series B Preferred Shares [Member]
MEZZANINE EQUITY
Convertible Redeemable Preferred Shares						2,562,098
Parent [Member] | Series B-1 Preferred Shares [Member]
MEZZANINE EQUITY
Convertible Redeemable Preferred Shares						3,080,443
Parent [Member] | Series B-2 Preferred Shares [Member]
MEZZANINE EQUITY
Convertible Redeemable Preferred Shares						952,068
Parent [Member] | Series C Preferred Shares [Member]
MEZZANINE EQUITY
Convertible Redeemable Preferred Shares						1,820,399
Parent [Member] | Common Class A [Member]
SHAREHOLDERS' (DEFICIT) EQUITY
Common Stock, Value, Issued	10	66	10	63		2
Parent [Member] | Common Class B [Member]
SHAREHOLDERS' (DEFICIT) EQUITY
Common Stock, Value, Issued	4	26	4	26		¥ 19
Parent [Member] | Common Class C [Member]
SHAREHOLDERS' (DEFICIT) EQUITY
Common Stock, Value, Issued	$ 2	¥ 12	$ 2	¥ 12